Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Summary of stock based awards
	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2010	2,088,896	$ 6.47	7.98	$ 5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	7.07	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—
Exercised	(153,556)	—	—	(216)
Granted	674,809	8.63	—	1,444
Outstanding as of December 31, 2013	5,139,030	5.50	6.37	9,209
Vested at December 31, 2013	911,493	—	—	—
Exercisable at December 31, 2013	753,562	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2010	802,416	—	2.61	4,301
Granted	813,273	—	—	3,098
Vested	(318,644	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908
Granted	886,437	—	—	7,650
Vested	(546,194)	—	—	(2,287)
Forfeited or expired	(12,452)	—	—	(51)
Non Vested as of December 31, 2013	1,883,983	—	1.40	11,220